Distribution Date:	10/10/25	GS Mortgage Securities Trust 2016-GS2
Determination Date:	10/06/25
Next Distribution Date:	11/13/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2016-GS2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Cash Flows	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	General Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Controlling Class	Torchlight Investors LLC
Historical Liquidated Loan Detail	25	Representative
Historical Bond / Collateral Loss Reconciliation Detail	26		-
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252TAN5	1.478000%	11,733,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252TAP0	2.635000%	137,578,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252TAQ8	2.791000%	165,000,000.00	131,035,726.94	38,470,494.28	304,767.26	0.00	0.00	38,775,261.54	92,565,232.66	44.49%	30.00%
A-4	36252TAR6	3.050000%	187,977,000.00	187,977,000.00	0.00	477,774.88	0.00	0.00	477,774.88	187,977,000.00	44.49%	30.00%
A-AB	36252TAS4	2.922000%	23,162,000.00	951,118.06	490,973.80	2,315.97	0.00	0.00	493,289.77	460,144.26	44.49%	30.00%
A-S	36252TAV7	3.292000%	45,038,000.00	45,038,000.00	0.00	123,554.25	0.00	0.00	123,554.25	45,038,000.00	35.59%	24.00%
B	36252TAW5	3.759000%	42,224,000.00	42,224,000.00	0.00	132,266.68	0.00	0.00	132,266.68	42,224,000.00	27.25%	18.38%
C	36252TAY1	4.694109%	35,656,000.00	35,656,000.00	0.00	139,477.63	0.00	0.00	139,477.63	35,656,000.00	20.20%	13.63%
D	36252TAA3	2.753000%	42,223,000.00	42,223,000.00	0.00	96,866.60	0.00	0.00	96,866.60	42,223,000.00	11.86%	8.00%
E	36252TAE5	4.694109%	20,643,000.00	20,643,000.00	0.00	80,750.41	0.00	0.00	80,750.41	20,643,000.00	7.79%	5.25%
F	36252TAG0	4.694109%	7,506,000.00	7,506,000.00	0.00	29,361.65	0.00	0.00	29,361.65	7,506,000.00	6.30%	4.25%
G*	36252TAJ4	4.694109%	31,903,230.00	31,903,230.00	0.00	121,487.51	0.00	0.00	121,487.51	31,903,230.00	0.00%	0.00%
R	36252TAL9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			750,643,231.00	545,157,075.00	38,961,468.08	1,508,622.84	0.00	0.00	40,470,090.92	506,195,606.92

X-A	36252TAT2	1.707563%	570,488,000.00	365,001,845.00	0.00	519,386.37	0.00	0.00	519,386.37	326,040,376.92
X-B	36252TAU9	0.935109%	42,224,000.00	42,224,000.00	0.00	32,903.37	0.00	0.00	32,903.37	42,224,000.00
X-D	36252TAC9	1.941109%	42,223,000.00	42,223,000.00	0.00	68,299.54	0.00	0.00	68,299.54	42,223,000.00
Notional SubTotal			654,935,000.00	449,448,845.00	0.00	620,589.28	0.00	0.00	620,589.28	410,487,376.92

Deal Distribution Total					38,961,468.08	2,129,212.12	0.00	0.00	41,090,680.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252TAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252TAP0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252TAQ8	794.15592085	233.15451079	1.84707430	0.00000000	0.00000000	0.00000000	0.00000000	235.00158509	561.00141006
A-4	36252TAR6	1,000.00000000	0.00000000	2.54166669	0.00000000	0.00000000	0.00000000	0.00000000	2.54166669	1,000.00000000
A-AB	36252TAS4	41.06372766	21.19738365	0.09999007	0.00000000	0.00000000	0.00000000	0.00000000	21.29737372	19.86634401
A-S	36252TAV7	1,000.00000000	0.00000000	2.74333341	0.00000000	0.00000000	0.00000000	0.00000000	2.74333341	1,000.00000000
B	36252TAW5	1,000.00000000	0.00000000	3.13250000	0.00000000	0.00000000	0.00000000	0.00000000	3.13250000	1,000.00000000
C	36252TAY1	1,000.00000000	0.00000000	3.91175763	0.00000000	0.00000000	0.00000000	0.00000000	3.91175763	1,000.00000000
D	36252TAA3	1,000.00000000	0.00000000	2.29416669	0.00000000	0.00000000	0.00000000	0.00000000	2.29416669	1,000.00000000
E	36252TAE5	1,000.00000000	0.00000000	3.91175750	0.00000000	0.00000000	0.00000000	0.00000000	3.91175750	1,000.00000000
F	36252TAG0	1,000.00000000	0.00000000	3.91175726	0.00000000	0.00000000	0.00000000	0.00000000	3.91175726	1,000.00000000
G	36252TAJ4	1,000.00000000	0.00000000	3.80800032	0.10375721	3.11017192	0.00000000	0.00000000	3.80800032	1,000.00000000
R	36252TAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252TAT2	639.80635000	0.00000000	0.91042471	0.00000000	0.00000000	0.00000000	0.00000000	0.91042471	571.51136732
X-B	36252TAU9	1,000.00000000	0.00000000	0.77925753	0.00000000	0.00000000	0.00000000	0.00000000	0.77925753	1,000.00000000
X-D	36252TAC9	1,000.00000000	0.00000000	1.61759089	0.00000000	0.00000000	0.00000000	0.00000000	1.61759089	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/25 - 09/30/25	30	0.00	304,767.26	0.00	304,767.26	0.00	0.00	0.00	304,767.26	0.00
A-4	09/01/25 - 09/30/25	30	0.00	477,774.88	0.00	477,774.88	0.00	0.00	0.00	477,774.88	0.00
X-A	09/01/25 - 09/30/25	30	0.00	519,386.37	0.00	519,386.37	0.00	0.00	0.00	519,386.37	0.00
X-B	09/01/25 - 09/30/25	30	0.00	32,903.37	0.00	32,903.37	0.00	0.00	0.00	32,903.37	0.00
A-AB	09/01/25 - 09/30/25	30	0.00	2,315.97	0.00	2,315.97	0.00	0.00	0.00	2,315.97	0.00
A-S	09/01/25 - 09/30/25	30	0.00	123,554.25	0.00	123,554.25	0.00	0.00	0.00	123,554.25	0.00
B	09/01/25 - 09/30/25	30	0.00	132,266.68	0.00	132,266.68	0.00	0.00	0.00	132,266.68	0.00
C	09/01/25 - 09/30/25	30	0.00	139,477.63	0.00	139,477.63	0.00	0.00	0.00	139,477.63	0.00
D	09/01/25 - 09/30/25	30	0.00	96,866.60	0.00	96,866.60	0.00	0.00	0.00	96,866.60	0.00
X-D	09/01/25 - 09/30/25	30	0.00	68,299.54	0.00	68,299.54	0.00	0.00	0.00	68,299.54	0.00
E	09/01/25 - 09/30/25	30	0.00	80,750.41	0.00	80,750.41	0.00	0.00	0.00	80,750.41	0.00
F	09/01/25 - 09/30/25	30	0.00	29,361.65	0.00	29,361.65	0.00	0.00	0.00	29,361.65	0.00
G	09/01/25 - 09/30/25	30	95,540.61	124,797.70	0.00	124,797.70	3,310.19	0.00	0.00	121,487.51	99,224.53
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			95,540.61	2,132,522.31	0.00	2,132,522.31	3,310.19	0.00	0.00	2,129,212.12	99,224.53

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252TAV7	3.292000%	45,038,000.00	45,038,000.00	0.00	123,554.25	0.00	0.00	123,554.25	45,038,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252TAW5	3.759000%	42,224,000.00	42,224,000.00	0.00	132,266.68	0.00	0.00	132,266.68	42,224,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252TAY1	4.694109%	35,656,000.00	35,656,000.00	0.00	139,477.63	0.00	0.00	139,477.63	35,656,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			122,918,000.03	122,918,000.00	0.00	395,298.56	0.00	0.00	395,298.56	122,918,000.00

Exchangeable Certificate Details
PEZ	36252TAX3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	41,090,680.20
Gain-on-Sale Reserve Account Summary
Beginning Reserve Account Balance	520,703.30
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Reserve Account Balance	520,703.30
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,143,879.71	Master Servicing Fee	5,973.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,634.38
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	227.15
ARD Interest	0.00	Operating Advisor Fee	1,067.60
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	454.30
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	11,357.41
Total Interest Collected	2,143,879.71

Principal		Expenses/Reimbursements
Scheduled Principal	355,546.72	Reimbursement for Interest on Advances	(189.81)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	38,605,921.36	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	38,961,468.08	Total Expenses/Reimbursements	3,310.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,129,212.12
Gain on Sale Proceeds Collected	0.00	Principal Distribution	38,961,468.08
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	41,090,680.20
Total Funds Collected	41,105,347.79	Total Funds Distributed	41,105,347.80

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	545,157,075.42	545,157,075.42	Beginning Certificate Balance	545,157,075.00
(-) Scheduled Principal Collections	355,546.72	355,546.72	(-) Principal Distributions	38,961,468.08
(-) Unscheduled Principal Collections	38,605,921.36	38,605,921.36	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	506,195,607.34	506,195,607.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	545,157,075.42	545,157,075.42	Ending Certificate Balance	506,195,606.92
Ending Actual Collateral Balance	506,224,421.47	506,224,421.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.42)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.42)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	63,186,102.86	12.48%	6	4.8263	NAP	Defeased	5	63,186,102.86	12.48%	6	4.8263	NAP
5,000,000 or less	3	11,381,997.71	2.25%	5	4.9011	2.540271	1.30 or less	5	91,782,511.24	18.13%	4	5.0876	1.192783
5,000,001 to 10,000,000	4	28,737,633.61	5.68%	5	4.7297	1.896645	1.31-1.40	4	46,248,828.71	9.14%	4	4.8916	1.348519
10,000,001 to 15,000,000	5	62,560,871.19	12.36%	5	4.7822	1.639302	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	3	56,222,231.15	11.11%	4	4.9514	1.387773	1.51-1.60	1	75,000,000.00	14.82%	4	4.0970	1.540000
20,000,001 to 30,000,000	2	45,505,289.03	8.99%	3	4.9655	1.804198	1.61-1.70	2	26,564,977.82	5.25%	5	4.8614	1.639504
30,000,001 to 40,000,000	1	30,601,481.79	6.05%	3	5.0640	1.120000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 60,000,000	1	58,500,000.00	11.56%	7	4.5700	1.860000	1.81-1.90	2	61,687,169.00	12.19%	7	4.5919	1.858967
60,000,001 or greater	2	149,500,000.00	29.53%	4	4.4381	3.069866	1.91-2.00	1	12,597,071.19	2.49%	6	4.9270	1.950000
Totals	26	506,195,607.34	100.00%	5	4.7136	2.075761	2.01-3.00	4	49,828,946.52	9.84%	4	4.5840	2.330260
							3.01 or greater	2	79,300,000.00	15.67%	4	4.7626	4.563392
							Totals	26	506,195,607.34	100.00%	5	4.7136	2.075761
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	63,186,102.86	12.48%	6	4.8263	NAP
							Defeased	5	63,186,102.86	12.48%	6	4.8263	NAP
Arizona	1	8,415,677.82	1.66%	7	4.8870	1.660000
							Industrial	1	8,415,677.82	1.66%	7	4.8870	1.660000
California	2	50,322,312.94	9.94%	3	5.0938	1.151351
							Lodging	4	71,308,911.24	14.09%	4	5.1559	1.183327
Colorado	2	149,500,000.00	29.53%	4	4.4381	3.069866
							Mixed Use	1	24,518,690.73	4.84%	2	4.6750	2.270000
Georgia	1	11,570,000.00	2.29%	7	4.4010	2.450000
							Multi-Family	2	15,991,899.90	3.16%	6	5.0323	1.824752
Illinois	1	3,394,828.71	0.67%	6	5.4230	1.360000
							Office	1	74,500,000.00	14.72%	4	4.7815	4.610000
Kentucky	1	5,526,236.24	1.09%	3	4.5980	2.600000
							Retail	12	242,748,088.55	47.96%	5	4.5129	1.677145
Nevada	1	4,800,000.00	0.95%	4	4.4700	3.840000
							Self Storage	1	5,526,236.24	1.09%	3	4.5980	2.600000
New York	6	81,476,900.00	16.10%	4	4.8495	1.379884
							Totals	27	506,195,607.34	100.00%	5	4.7136	2.075761
North Carolina	2	37,115,761.92	7.33%	3	4.7605	2.161392

Ohio	2	11,401,188.55	2.25%	5	4.6822	2.070545

Pennsylvania	3	79,486,598.30	15.70%	6	4.7641	1.701584

Totals	27	506,195,607.34	100.00%	5	4.7136	2.075761

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	63,186,102.86	12.48%	6	4.8263	NAP	Defeased	5	63,186,102.86	12.48%	6	4.8263	NAP
	3.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 4.250%	1	75,000,000.00	14.82%	4	4.0970	1.540000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	16,370,000.00	3.23%	6	4.4212	2.857575	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	96,758,946.52	19.11%	5	4.5974	2.031625	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	10	180,176,818.01	35.59%	4	4.8311	2.776563	49 months or greater	21	443,009,504.48	87.52%	4	4.6975	2.140197
	5.001% to 5.250%	2	50,322,312.94	9.94%	3	5.0938	1.151351	Totals	26	506,195,607.34	100.00%	5	4.7136	2.075761
	5.251% or greater	2	24,381,427.01	4.82%	5	5.3214	1.273924
	Totals	26	506,195,607.34	100.00%	5	4.7136	2.075761
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	63,186,102.86	12.48%	6	4.8263	NAP	Defeased	5	63,186,102.86	12.48%	6	4.8263	NAP
	100 months or less	21	443,009,504.48	87.52%	4	4.6975	2.140197	Interest Only	12	309,034,069.00	61.05%	5	4.5764	2.371345
	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000	354 months or less	9	133,975,435.48	26.47%	4	4.9768	1.607018
	Totals	26	506,195,607.34	100.00%	5	4.7136	2.075761	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	26	506,195,607.34	100.00%	5	4.7136	2.075761
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	63,186,102.86	12.48%	6	4.8263	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	20	434,593,826.66	85.85%	4	4.6938	2.149496
	13 to 24 months	1	8,415,677.82	1.66%	7	4.8870	1.660000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	26	506,195,607.34	100.00%	5	4.7136	2.075761
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30520892	RT	Boulder	CO	Actual/360	4.097%	256,062.50	0.00	0.00	N/A	02/06/26	--	75,000,000.00	75,000,000.00	10/06/25
3	30520891	OF	Centennial	CO	Actual/360	4.782%	296,851.46	0.00	0.00	N/A	02/06/26	--	74,500,000.00	74,500,000.00	10/06/25
4	30310788	RT	Wyncote	PA	Actual/360	4.570%	222,787.50	0.00	0.00	N/A	05/06/26	--	58,500,000.00	58,500,000.00	10/06/25
6	30520886	LO	San Diego	CA	Actual/360	5.064%	129,345.45	49,098.69	0.00	N/A	01/06/26	--	30,650,580.48	30,601,481.79	10/06/25
7	30520847	MU	Charlotte	NC	Actual/360	4.675%	95,752.10	59,388.77	0.00	N/A	12/05/25	--	24,578,079.50	24,518,690.73	10/06/25
8	30520910	LO	Pittsburgh	PA	Actual/360	5.305%	92,981.27	45,922.53	0.00	N/A	03/06/26	--	21,032,520.83	20,986,598.30	10/06/25
9	30520898	LO	Sunnyvale	CA	Actual/360	5.140%	84,645.65	40,798.71	0.00	N/A	02/06/26	--	19,761,629.86	19,720,831.15	10/06/25
10	30310790	RT	Humble	Tx	Actual/360	4.983%	80,265.01	37,607.28	0.00	N/A	05/06/26	--	19,329,322.18	19,291,714.90	10/06/25
11	30520909	RT	Brooklyn	NY	Actual/360	4.849%	74,165.42	0.00	0.00	N/A	02/06/26	--	18,352,100.00	18,352,100.00	10/06/25
12	30520906	RT	Brooklyn	NY	Actual/360	4.849%	73,345.86	0.00	0.00	N/A	02/06/26	--	18,149,300.00	18,149,300.00	10/06/25
13	30520885	RT	Bristol	VA	Actual/360	4.872%	62,279.45	15,339,765.93	0.00	N/A	01/06/26	--	15,339,765.93	0.00	10/06/25
14	30310791	LO	Princeton	NJ	Actual/360	4.556%	51,723.43	32,424.64	0.00	N/A	05/06/26	--	13,624,873.92	13,592,449.28	10/06/25
15	30520904	RT	Corona	NY	Actual/360	4.849%	63,766.88	0.00	0.00	N/A	02/06/26	--	15,779,000.00	15,779,000.00	10/06/25
16	30520887	MF	Evansville	IN	Actual/360	4.774%	56,119.31	14,106,235.46	0.00	N/A	01/06/26	--	14,106,235.46	0.00	10/06/25
17	30310792	MF	Fayetteville	NC	Actual/360	4.927%	51,839.78	28,814.13	0.00	N/A	04/06/26	--	12,625,885.32	12,597,071.19	09/05/25
18	30520905	RT	Ridgewood	NY	Actual/360	4.849%	57,610.04	0.00	0.00	N/A	02/06/26	--	14,255,500.00	14,255,500.00	10/06/25
20	30520903	RT	Brooklyn	NY	Actual/360	4.849%	56,140.64	0.00	0.00	N/A	02/06/26	--	13,891,900.00	13,891,900.00	10/06/25
21	30310793	RT	Decatur	GA	Actual/360	4.401%	42,432.98	0.00	0.00	N/A	05/06/26	--	11,570,000.00	11,570,000.00	10/06/25
22	30520907	RT	Brooklyn	NY	Actual/360	4.849%	41,408.26	0.00	0.00	N/A	02/06/26	--	10,246,400.00	10,246,400.00	10/06/25
23	30310794	IN	Glendale	AZ	Actual/360	4.887%	34,351.14	19,225.47	0.00	N/A	05/06/26	--	8,434,903.29	8,415,677.82	10/06/25
26	30520900	RT	Troy	OH	Actual/360	4.561%	31,281.61	16,177.80	0.00	N/A	02/06/26	--	8,230,197.35	8,214,019.55	10/06/25
27	30310796	SS	San Rafael	CA	Actual/360	4.949%	34,746.10	0.00	0.00	N/A	05/06/26	--	8,425,000.00	8,425,000.00	10/06/25
28	30520901	IN	Newark	DE	Actual/360	4.705%	23,949.39	10,300.54	0.00	N/A	02/06/26	--	6,108,239.22	6,097,938.68	10/06/25
29	30520908	RT	Brooklyn	NY	Actual/360	4.849%	26,598.30	0.00	0.00	N/A	02/06/26	--	6,581,700.00	6,581,700.00	10/06/25
30	30520896	RT	Athens	TN	Actual/360	4.710%	21,290.33	5,424,287.65	0.00	N/A	02/06/26	--	5,424,287.65	0.00	10/06/25
31	30520884	SS	Wilder	KY	Actual/360	4.598%	21,211.25	9,540.24	0.00	N/A	01/06/26	--	5,535,776.48	5,526,236.24	10/06/25
33	30520902	RT	Las Vegas	NV	Actual/360	4.470%	17,880.00	0.00	0.00	N/A	02/06/26	--	4,800,000.00	4,800,000.00	10/06/25
35	30520895	RT	Clayton	NC	Actual/360	4.630%	14,413.31	3,735,632.32	0.00	N/A	02/06/26	--	3,735,632.32	0.00	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	30520915	MF	Chicago	IL	Actual/360	5.423%	15,370.03	6,247.92	0.00	N/A	04/06/26	--	3,401,076.63	3,394,828.71	10/06/25
37	30520918	RT	Ashland	OH	Actual/360	4.995%	13,265.26	0.00	0.00	N/A	04/06/26	--	3,187,169.00	3,187,169.00	09/05/25
Totals							2,143,879.71	38,961,468.08	0.00				545,157,075.42	506,195,607.34
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	10,657,858.33	10,265,394.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,853,999.18	17,272,490.58	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,558,404.72	5,464,979.44	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,601,085.10	698,062.06	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,799,794.84	4,630,957.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,392,976.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,750,341.61	2,007,769.92	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1,188,575.27	1,236,153.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,406,895.71	1,472,046.63	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,832,466.84	1,973,950.20	07/01/24	06/30/25	--	0.00	0.00	80,601.30	80,601.30	0.00	0.00
18	1,139,412.97	984,831.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	959,990.75	827,222.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,087,722.37	1,348,813.23	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	694,507.74	679,527.46	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,127,256.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,320,704.49	1,294,185.96	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	489,790.12	416,393.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	765,015.88	794,177.20	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	972,385.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	903,931.03	887,828.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	330,220.55	361,611.07	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	303,803.79	0.00	--	--	--	0.00	0.00	13,251.98	13,251.98	0.00	0.00
Totals	64,137,138.99	52,616,395.81				0.00	0.00	93,853.28	93,853.28	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
13	30520885	15,339,765.93	Payoff Prior to Maturity	0.00	0.00
16	30520887	14,106,235.46	Payoff Prior to Maturity	0.00	0.00
30	30520896	5,424,287.65	Payoff Prior to Maturity	0.00	0.00
35	30520895	3,735,632.32	Payoff Prior to Maturity	0.00	0.00
Totals		38,605,921.36		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	38,605,921.36	4.713558%	4.691071%	5
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,943,089.47	4.719109%	4.695117%	6
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	1	989.72	2	21,823,140.69	4.713224%	4.689331%	7
07/11/25	0	0.00	0	0.00	1	8,918,602.11	0	0.00	1	8,918,602.11	0	0.00	1	37,889.45	0	0.00	4.719662%	4.696033%	8
06/12/25	0	0.00	0	0.00	1	8,934,422.48	0	0.00	1	8,934,422.48	0	0.00	1	57,440.08	0	0.00	4.719819%	4.696187%	9
05/12/25	0	0.00	0	0.00	1	8,948,921.03	0	0.00	1	8,948,921.03	0	0.00	0	0.00	0	0.00	4.719979%	4.696345%	10
04/11/25	0	0.00	0	0.00	1	8,964,613.82	0	0.00	1	8,964,613.82	0	0.00	1	71,134.92	0	0.00	4.720106%	4.696469%	11
03/12/25	0	0.00	0	0.00	1	8,978,981.10	0	0.00	1	8,978,981.10	0	0.00	0	0.00	0	0.00	4.720274%	4.696635%	12
02/12/25	0	0.00	0	0.00	1	8,997,071.40	0	0.00	1	8,997,071.40	0	0.00	0	0.00	0	0.00	4.720420%	4.696778%	13
01/13/25	0	0.00	0	0.00	1	9,011,297.57	0	0.00	1	9,011,297.57	0	0.00	0	0.00	0	0.00	4.720535%	4.696889%	14
12/12/24	0	0.00	0	0.00	1	9,025,461.89	0	0.00	1	9,025,461.89	0	0.00	0	0.00	0	0.00	4.720649%	4.697001%	15
11/13/24	0	0.00	0	0.00	1	9,040,832.59	0	0.00	1	9,040,832.59	0	0.00	1	139,215.10	0	0.00	4.720773%	4.697121%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	30310792	09/05/25	0	A	80,601.30	80,601.30	0.00	12,625,885.32
37	30520918	09/05/25	0	A	13,251.98	13,251.98	2,500.00	3,187,169.00	09/23/25	98
Totals					93,853.28	93,853.28	2,500.00	15,813,054.32
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		386,400,765	386,400,765		0	0
7 - 12 Months		119,794,842	119,794,842		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	506,195,607	506,195,607	0	0	0	0
Sep-25	545,157,075	545,157,075	0	0	0	0
Aug-25	553,495,485	553,495,485	0	0	0	0
Jul-25	575,746,424	566,827,822	0	0	0	8,918,602
Jun-25	576,261,864	567,327,441	0	0	0	8,934,422
May-25	576,761,760	567,812,839	0	0	0	8,948,921
Apr-25	577,235,344	568,270,730	0	0	0	8,964,614
Mar-25	577,744,793	568,765,812	0	0	0	8,978,981
Feb-25	578,280,627	569,283,556	0	0	0	8,997,071
Jan-25	578,714,868	569,703,571	0	0	0	9,011,298
Dec-24	579,147,294	570,121,833	0	0	0	9,025,462
Nov-24	579,611,210	570,570,378	0	0	0	9,040,833
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
37	30520918	3,187,169.00	3,187,169.00	5,312,000.00	03/01/16	296,272.79	1.84000	12/31/24	04/06/26	I/O
Totals		3,187,169.00	3,187,169.00	5,312,000.00		296,272.79

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
37	30520918	RT	OH	09/23/25	98
The loan is transferring to the Special Servicer, LNR, due to Imminent Monetary Default (Single Tenant Bankruptcy/Vacate).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	30520886	33,000,000.00	5.06400%	33,000,000.00 5.06400%		8	08/18/20	08/06/20	10/27/20
8	30520910	23,373,778.20	5.30500%	23,373,778.20 5.30500%		8	09/04/20	06/06/20	09/15/20
9	30520898	21,822,509.71	5.14000%	21,822,509.71 5.14000%		8	08/06/20	05/06/20	08/19/20
9	30520898	0.00	5.14000%	0.00	5.14000%	8	03/11/22	03/06/22	06/06/22
Totals		78,196,287.91		78,196,287.91
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
34	30520917 11/14/22	4,570,613.72	6,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,570,613.72	6,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
34	30520917	11/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(203.79)	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.98	0.00	0.00	0.00
37	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	(189.81)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,310.19

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28